Summary of Significant Accounting Policies (Details 10) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments
Equity method investment, carrying value	$ 455	$ 398
Iron Mountain A/S (Denmark)
Investments
Equity method investment (as a percent)	32.00%
Katalyst Data Management LLC and Katalyst Data Management GP, Inc
Investments
Equity method investment (as a percent)	25.00%
Crossroads Systems, Inc.
Investments
Cost method investment (as a percent)	4.00%
Cost method investment, carrying value	$ 1,404